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                               HSBC INVESTOR FUNDS

                       SUPPLEMENT DATED FEBRUARY 28, 2005
                    TO THE PROSPECTUS DATED FEBRUARY 28,2005

                 HSBC INVESTOR CASH MANAGEMENT MONEY MARKET FUND

The HSBC Investor Cash Management Money Market Fund described in the Prospectus has not commenced operations as of the date of this Supplement and is not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE